Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000017223
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017251
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017245
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000069664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000077948
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017204
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017232
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Without Sales Load [Member] | C000017223
Average Annual Return [Line Items]
Average Annual Return, Percent	9.10%	5.07%	5.71%
Without Sales Load [Member] | C000017251
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%	3.73%	4.62%
Without Sales Load [Member] | C000017245
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%	3.77%	5.39%
Without Sales Load [Member] | C000069664
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%	4.36%	3.17%
Without Sales Load [Member] | C000077948
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%	3.97%	2.83%
Without Sales Load [Member] | C000017204
Average Annual Return [Line Items]
Average Annual Return, Percent	17.76%	6.01%	5.72%
Without Sales Load [Member] | C000017214
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%	5.92%	6.41%
Without Sales Load [Member] | C000017231
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%	5.88%	5.58%
Without Sales Load [Member] | C000017232
Average Annual Return [Line Items]
Average Annual Return, Percent	5.79%	5.51%	5.20%
DWS Index: MSCI AlCWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
DWS Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%	4.10%	4.80%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.29%	9.63%	8.98%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.29%	9.63%	8.98%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
DWS Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.04%	0.06%	1.73%
DWS Index: Blended Index 60/40
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	6.33%	6.46%
DWS Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%	4.03%	5.08%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.30%	7.91%	7.54%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.30%	7.91%	7.54%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
DWS Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
DWS Index: Russell 2500™ Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.90%	8.08%	9.45%
DWS Index: Russell 2500™ Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.98%	8.44%	7.81%
DWS Index: Russell 2500™ Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.98%	8.44%	7.81%